UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-7868
Van Kampen Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 206.7%
	Alabama 2.8%
$2,375	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$2,169,052
2,270	Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist Hlth Sys, Ser A	5.000	11/15/30	1,349,969
2,000	Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist Hlth Sys, Ser A	5.875	11/15/24	1,696,140
5,000	Healthcare Auth For Baptist Hlth AL ARS, Ser B (AGL Insd) (b)(c)	4.000	11/15/37	5,000,000
1,900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,008,729
4	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (d)	6.950	01/01/20	335
1,000	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	876,570

				12,100,795

	Alaska 0.5%
4,250	Northern Tob Sec Corp AK Tob Settlement, Ser A	5.000	06/01/46	2,216,885

	Arizona 4.3%
1,875	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	1,961,663
2,810	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/26	2,913,520
5,000	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	3,082,050

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$725	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (FSA Insd)	7.250%	07/15/10	$730,206
2,500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,699,775
2,305	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/28	2,337,316
2,685	South Campus Group LLC AZ Std Hsg Rev AZ St Univ South Campus Proj (MBIA Insd)	5.625	09/01/35	2,531,525
4,000	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	2,883,720

				18,139,775

	Arkansas 0.4%
1,930	Arkansas St Cap Apprec College Svg (e)	*	06/01/16	1,588,043

	California 29.5%
6,000	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/19	3,530,460
7,195	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/21	3,599,155
1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (FSA Insd)	6.000	09/01/16	1,550,172
2,095	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	1,584,134

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000%	04/01/39	$3,814,240
900	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election (f)	*	08/01/28	290,115
3,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (g)	0.000/5.250	06/01/21	1,900,530
2,050	California Cnty, CA Tob Sec Agy Tob Merced Cnty Rfdg, Ser A	5.125	06/01/38	1,139,267
1,000	California Cnty, CA Tob Sec Agy Tob Merced Cnty Rfdg, Ser A	5.250	06/01/45	548,200
6,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	5,273,640
4,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	3,237,080
7,100	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	5,167,132
3,550	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	3,334,480
4,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	3,652,854
3,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (c)	5.125	11/01/23	2,259,360
95	California St (AMBAC Insd)	5.125	10/01/27	94,995
850	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	894,111
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	1,120,542
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,111,405
650	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	664,069

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000%	12/01/28	$1,090,152
25	California St (Prerefunded @ 2/01/12)	5.000	02/01/19	27,842
4,000	California St Pub Wks Brd Lease Rev Dept of Corrections St Prisons Rfdg, Ser A (AMBAC Insd)	5.000	12/01/19	4,315,840
3,750	California St Pub Wks Brd Lease Rev Dept of Mental Hlth Coalinga, Ser A	5.000	06/01/24	3,480,788
4,600	California St Pub Wks Brd Lease Rev Var Univ CA Proj Rfdg, Ser A	5.500	06/01/10	4,718,910
8,920	California St Vet, Ser CD (AMT) (a)	4.600	12/01/32	6,417,137
6,500	California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth, Ser A	5.250	07/01/30	4,226,495
1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (h)	5.125	04/01/37	605,040
445	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	296,432
2,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (MBIA Insd)	5.000	09/01/33	1,609,140
30,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg, Ser A	*	01/15/22	9,785,400
5,000	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (MBIA Insd)	*	01/15/18	2,364,850

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$7,860	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750%	06/01/47	$4,747,833
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	819,510
3,950	Los Angeles, CA Dept Wtr & Pwr, Ser A (FGIC Insd)	5.125	07/01/40	3,832,843
3,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Ser A-1	5.250	07/01/38	2,995,410
500	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (h)	5.500	03/01/18	413,945
5,500	Port Oakland, CA, Ser L (FGIC Insd) (AMT)	5.000	11/01/32	4,260,795
2,600	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,950,312
9,000	Riverside Cnty, CA Asset Leasing Corp Leasehold Rev Riverside Cnty Hosp Proj (MBIA Insd)	*	06/01/21	4,992,120
1,350	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (c)	6.500	05/01/19	1,411,574
13,880	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (MBIA Insd)	*	01/15/28	3,165,889
4,200	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375	06/01/38	2,435,076

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,300	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500%	06/01/45	$2,463,212
1,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	549,590
14,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	7,483,420

				125,225,496

	Colorado 3.7%
1,945	Colorado Ed & Cultural Fac Auth Rev Charter Sch Pinnacle Impt & Rfdg (Syncora Gtd)	5.250	06/01/23	1,968,145
1,200	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	636,456
5,425	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C5 (FSA Insd) (a)	5.000	09/01/36	4,723,982
2,700	Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran	5.000	06/01/35	1,937,547
2,250	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	2,588,423
1,000	Colorado Hlth Fac Auth Rev Hosp Valley View Assn Proj	5.125	05/15/37	695,020
20	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser A2 (AMT)	7.250	05/01/27	20,364
1,150	Denver, CO City & Cnty Arpt Rev, Ser D (AMT)	7.750	11/15/13	1,250,809
1,700	Salida, CO Hosp Dist Rev	5.250	10/01/36	846,056
1,500	University CO Hosp Auth Rev, Ser A	5.000	11/15/37	1,076,820

				15,743,622

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut 0.1%
$675	Mashantucket Western Pequot Tribe CT 2006 Sub Spl Rev Bd, Ser A (h)	5.500%	09/01/36	$406,600

	District of Columbia 2.9%
850	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	840,242
1,725	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	1,662,132
5,500	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	5,556,210
5,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (FGIC Insd) (AMT)	5.250	10/01/32	4,191,500

				12,250,084

	Florida 11.7%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	597,150
700	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	408,835
340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	208,495
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	150,437
1,435	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,004,500
530	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	555,869

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,305	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000%	07/01/26	$1,306,357
1,325	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	1,313,943
1,440	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	1,411,913
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,366,325
1,420	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	1,097,277
960	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	509,645
1,075	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	914,449
2,425	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,073,969
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (c)	5.000	12/01/34	809,288
900	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (c)	5.150	09/01/25	891,747
3,980	Jacksonville, FL Port Auth (MBIA Insd) (AMT)	5.700	11/01/30	3,437,606
2,780	Jacksonville, FL Port Auth (MBIA Insd) (Prerefunded @ 11/01/10) (AMT)	5.700	11/01/30	3,002,261
750	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 02/19/08, Cost $750,000) (i)	6.800	05/01/38	467,977

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$475	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 02/19/08, Cost $475,000) (i)	6.900%	05/01/17	$372,419
11,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	9,847,795
695	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	487,376
5,000	Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg (AMBAC Insd)	5.125	10/01/33	4,499,300
900	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	542,907
925	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	674,667
1,250	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	897,388
2,100	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (MBIA Insd)	5.000	07/01/33	1,615,719
3,500	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (c)	5.350	03/15/42	3,610,495
495	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	248,841
500	Seminole Tribe, FL Spl Oblig Rev, Ser A (h)	5.250	10/01/27	332,005
1,060	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	553,034
900	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	687,114

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550%	05/01/27	$682,610
1,550	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	978,608
1,180	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	976,792
575	World Comm Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	238,119

				49,773,232

	Georgia 2.9%
4,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	3,838,280
5,000	Georgia Muni Elec Auth Pwr Rev, Ser B (FGIC Insd) (e)	5.700	01/01/19	5,950,150
1,700	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,701,853
1,000	Richmond Cnty, GA Dev Auth ASU Jaguar Student Hsg LLC, Ser A	5.250	02/01/35	862,560

				12,352,843

	Hawaii 1.9%
10,430	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Inc, Ser A (MBIA Insd) (AMT)	5.650	10/01/27	8,238,553

	Idaho 0.6%
850	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	907,783
1,100	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,123,870

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (continued)
$970	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (d)	6.125%	11/15/27	$668,524

				2,700,177

	Illinois 20.5%
1,450	Bartlett, IL Tax Increment Rev Quarry Redev Proj Rfdg	5.600	01/01/23	1,080,206
1,710	Bolingbrook, IL Cap Apprec Rfdg, Ser C (MBIA Insd)	*	01/01/29	525,090
1,365	Bolingbrook, IL Cap Apprec, Ser B (MBIA Insd)	*	01/01/32	319,028
8,675	Chicago, IL Brd of Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	8,748,304
7,200	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	7,457,148
17,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	17,475,490
1,290	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/26	1,319,219
4,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	4,131,402
2,700	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/25	2,819,070
3,345	Cook Cnty, IL Sch Dist No. 100 Berwyn South, Ser D (FSA Insd)	5.500	12/01/23	3,567,810
1,000	Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac, Ser A	7.375	07/01/25	1,032,390
1,325	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,311,724
1,200	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	806,508

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$250	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750%	05/15/31	$159,760
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	775,810
1,500	Illinois Fin Auth Rev IL Inst of Technology, Ser A	5.000	04/01/31	1,061,325
2,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (FSA Insd)	5.500	05/15/24	1,985,540
3,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007A	5.500	08/01/37	2,081,550
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	917,372
2,725	Illinois Hlth Fac Auth Rev Children’s Mem Hosp (MBIA Insd)	6.250	08/15/13	2,989,598
1,485	Illinois Hlth Fac Auth Rev Evangelical Hosp Rfdg, Ser A (FSA Insd) (e)	6.750	04/15/17	1,843,910
825	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (FSA Insd)	6.750	04/15/17	1,024,394
3,400	Illinois St First Ser (FSA Insd)	5.250	04/01/27	3,439,270
2,070	Northern IL Univ Ctf Part Hoffman Estates Ctr Proj (FSA Insd)	5.400	09/01/16	2,327,487
100	Peoria, Moline & Freeport, IL Coll Mtg, Ser A (GNMA Collateralized) (AMT)	7.600	04/01/27	101,710
5,000	Regional Trans Auth IL, Ser A (AMBAC Insd)	8.000	06/01/17	6,705,300
10,000	Will Cnty, IL Sch Dist No. 122 Rfdg, Ser B (FGIC Insd)	5.250	11/01/20	10,549,100

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$575	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000%	12/01/42	$417,697

				86,973,212

	Indiana 5.0%
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B-6 (a)	5.000	11/15/36	3,995,445
3,000	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (FSA Insd)	7.000	08/15/15	3,466,410
1,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)	5.950	08/01/30	1,262,745
10,000	Indiana St Hsg & Cmnty Dev Auth Single Family Mtg Rev Mtg, Ser D-1 (GNMA Collateralized) (AMT) (a)	4.625	07/01/38	7,502,050
2,000	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,467,920
2,850	Southwest Parke Cmnty Sch Bldg First Mtg (FGIC Insd)	5.250	07/15/21	3,036,019
500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (h)	5.750	09/01/42	298,980

				21,029,569

	Iowa 0.8%
1,600	Pottawattamie Cnty, IA Rev Christian Homes Inc Rfdg, Ser E	5.750	05/15/26	1,057,888
375	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	233,584
1,500	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	829,395

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$2,500	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.500%	06/01/42	$1,376,900

				3,497,767

	Kansas 1.4%
1,500	Burlington, KS Environmental Impt Rev KC Rfdg Pwr LT, Ser B (Syncora Gtd) (c)	5.000	12/01/23	1,539,585
3,615	Kansas St Dev Fin Auth Rev KS Proj, Ser N (AMBAC Insd)	5.250	10/01/21	3,735,777
800	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	483,832

				5,759,194

	Kentucky 1.1%
1,700	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,715,742
3,180	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	2,322,640
500	Mount Sterling, KY Lease Rev KY League Cities Fdg, Ser B	6.100	03/01/18	511,690

				4,550,072

	Louisiana 5.7%
5,000	Lafayette, LA Util Rev (MBIA Insd)	5.250	11/01/21	5,318,050
2,500	Louisiana Loc Govt Environment Fac Pkg Fac Corp Garage Proj, Ser A (AMBAC Insd)	5.375	10/01/31	2,360,700
5,970	Louisiana Loc Govt Environment Southeastn LA Student Hsg, Ser A (MBIA Insd)	5.250	08/01/24	5,493,892

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$4,000	New Orleans, LA Rfdg (FGIC Insd)	5.500%	12/01/21	$3,745,840
6,000	New Orleans, LA Rfdg (MBIA Insd)	5.125	09/01/21	5,441,760
2,100	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (c)	5.250	11/01/37	2,009,301

				24,369,543

	Maryland 2.7%
5,000	Maryland St Econ Dev Corp MD Aviation Admin Fac (FSA Insd) (AMT)	5.375	06/01/20	4,989,550
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,389,640
2,350	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,732,608
4,000	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	3,455,200

				11,566,998

	Massachusetts 4.5%
1,200	Massachusetts Bay Tran Auth MA Gen Tran Sys Rfdg, Ser A	6.250	03/01/12	1,360,512
2,000	Massachusetts Muni Whsl Elec Co Pwr Supply Sys Rev Proj No. 6-A, Ser A (MBIA Insd)	5.250	07/01/16	2,086,560
450	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	249,561

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$370	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000%	07/01/31	$421,438
1,380	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000	07/01/31	1,309,178
1,855	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	1,183,935
2,950	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	1,961,485
2,500	Massachusetts St Hsg Fin Agy Hsg Rev Single Family, Ser 130 (AMT)	5.000	12/01/37	2,078,775
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT) (d)	6.900	12/01/29	779,340
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT) (d)	6.950	12/01/35	762,117
7,750	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	6,932,879

				19,125,780

	Michigan 3.9%
2,790	Detroit, MI Wtr Supply Sys Rev Sr Lien Rfdg, Ser C (MBIA Insd)	5.250	07/01/19	2,872,361
2,000	Grand Rapids, MI Wtr Supply (FGIC Insd)	5.750	01/01/15	2,126,080

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$3,575	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.000%	07/01/35	$2,424,851
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (c)	5.250	01/15/47	1,036,350
500	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (c)	5.500	01/15/47	522,545
3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,765,410
2,285	Taylor, MI Bldg Auth (AMBAC Insd)	6.000	03/01/13	2,609,698
3,090	Troy, MI Downtown Dev Auth Dev Rfdg (MBIA Insd)	5.500	11/01/15	3,339,116

				16,696,411

	Minnesota 1.5%
475	Chisago, MN Hlthcare Fac Rev Cdl Homes LLC Proj	6.000	08/01/42	311,272
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.625	11/01/22	771,160
2,050	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,151,741
1,350	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,387,989
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	172,868
900	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	617,652
1,075	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/35	749,168

				6,161,850

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi 0.7%
$1,405	Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition, Ser A2 (AMBAC Insd)	5.000%	07/01/24	$1,137,881
1,845	Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp Impt (MBIA Insd)	5.250	07/01/32	1,776,366

				2,914,247

	Missouri 4.4%
325	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	277,862
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,073,244
1,250	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	877,687
930	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	787,115
4,625	Missouri Jt Mun Elec Util Comnty Pwr Proj Rev Plum Point Proj (MBIA Insd)	5.000	01/01/27	3,728,860
1,000	Missouri Jt Muni Elec Util Comnty Pwr Proj Rev Plum Point Proj (MBIA Insd)	5.000	01/01/26	820,630
2,500	Missouri St Dev Fin Brd Infrastructure Fac Rev Crackerneck Creek Proj, Ser C	5.000	03/01/26	2,296,300
2,195	Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena Proj	5.000	11/01/16	2,352,008
1,500	Saint Louis Cnty, MO Mtg Rev Ctf Rcpt, Ser H (AMT) (e)	5.400	07/01/18	1,764,495

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$700	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750%	11/01/27	$471,359
2,600	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	1,980,862
2,925	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,097,167

				18,527,589

	Nebraska 1.2%
5,235	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	5,096,691

	Nevada 3.5%
2,000	Clark Cnty, NV Econ Dev Rev Alexander Dawson Sch Proj	5.375	05/15/33	1,789,680
7,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	4,674,670
4,375	Las Vegas Vly, NV Wtr Dist Rfdg, Ser B (MBIA Insd)	5.000	06/01/27	4,394,381
3,000	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	2,849,580
1,750	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	1,274,840

				14,983,151

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire 0.9%
$1,000	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000%	07/01/30	$773,150
1,400	New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,138,662
950	New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	951,064
800	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (c)	7.125	07/01/27	802,024

				3,664,900

	New Jersey 10.9%
1,000	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	714,090
1,900	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	1,421,390
1,225	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	887,292
6,625	New Jersey Econ Dev Auth Rev Mtr Veh Rev, Ser A (BHAC Insd) (a)	5.250	07/01/26	7,128,798
2,210	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc, Ser B (FGIC Insd) (AMT)	5.375	05/01/32	1,571,995
4,350	New Jersey Econ Dev Wtr NJ Amern Wtr Co Inc, Ser A (FGIC Insd) (AMT)	5.250	07/01/38	3,361,810
2,500	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (FSA Insd) (e)	6.750	07/01/19	3,183,075

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,650	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750%	07/01/37	$1,219,152
4,000	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser X (AMT)	5.100	10/01/23	3,840,040
10,750	Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl Pub Svc Elec & Gas, Ser A (MBIA Insd) (AMT)	5.450	02/01/32	8,879,823
26,500	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	13,898,190

				46,105,655

	New Mexico 0.7%
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 10/23/03, Cost $1,514,910) (i)	5.000	09/01/18	1,567,500
1,500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375	08/01/32	1,552,920

				3,120,420

	New York 12.6%
7,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (FGIC Insd)	5.250	11/15/31	6,791,260
2,775	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,383,808
5,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/38	4,777,675
5,440	New York City, Ser I-1 (a)	5.000	02/01/26	5,336,286

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,520	New York St Dorm Auth Rev Insd John T Mather Mem Hosp (Connie Lee Insd)	6.500%	07/01/09	$1,541,462
3,845	New York St Dorm Auth Rev Secd Hosp Gen Hosp Rfdg	5.750	02/15/20	4,026,523
1,000	New York St Mtg Agy Homeowner Mtg Rev 145 (AMT)	5.125	10/01/37	857,000
5,000	New York St Urban Dev Corp Rev St Fac Rfdg	5.700	04/01/20	5,783,750
21,900	Port Auth NY & NJ Cons 144th Ser (a)	5.000	10/01/35	21,581,684
675	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (h)	5.000	12/01/23	388,706

				53,468,154

	North Carolina 0.5%
1,500	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser D	6.700	01/01/19	1,537,500
1,000	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	676,200

				2,213,700

	Ohio 7.8%
6,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	3,577,740
5,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	6.500	06/01/47	3,119,950
3,150	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	2,977,285
1,000	Dayton, OH Arpt Rev James M Cox Dayton Rfdg, Ser C (Radian Insd) (AMT)	5.250	12/01/27	836,650

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$3,600	Lorain Cnty, OH Hosp Rev Catholic Rfdg, Ser C-1 (FSA Insd) (a)	5.000%	04/01/24	$3,553,866
3,325	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (FSA Insd) (a)	5.000	02/01/24	3,283,271
3,350	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (FSA Insd) (a)	5.000	02/01/24	3,307,958
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (FSA Insd) (a)	5.000	10/01/41	1,389,253
3,515	Muskingum Cnty, OH Hosp Fac Rev Bethesda Care Sys Impt & Rfdg (Connie Lee Insd)	6.250	12/01/10	3,520,976
5,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (FGIC Insd) (AMT) (a)	4.800	09/01/36	3,884,975
2,760	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Prog, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,715,771
825	Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd, Ser C (AMT)	6.600	11/15/15	742,673
370	Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd, Ser A (AMT) (e)	6.000	05/15/11	365,882

				33,276,250

	Oklahoma 1.4%
1,650	Chickasaw Nation, OK Hlth Sys (h)	6.250	12/01/32	1,224,597
1,500	Jenks, OK Aquarium Auth Rev First Mtg (MBIA Insd) (Prerefunded @ 7/01/10)	6.100	07/01/30	1,628,940

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$2,755	Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd) (Prerefunded @ 11/01/09)	6.250%	11/01/22	$2,929,639

				5,783,176

	Oregon 1.1%
2,010	Emerald Peoples Util Dist OR Rfdg (FGIC Insd)	7.350	11/01/09	2,093,938
2,500	Oregon St Dept Admin Rfdg, Ser C (MBIA Insd)	5.250	11/01/18	2,641,150

				4,735,088

	Pennsylvania 0.6%
3,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,636,380
1,125	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT) (c)	6.750	12/01/36	838,204

				2,474,584

	South Carolina 6.9%
3,125	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	3,137,422
9,375	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	9,344,766
3,115	Greenville, SC Impt & Rfdg (MBIA Insd)	5.250	04/01/21	3,240,130
1,100	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Com Rfdg	5.300	10/01/36	589,677

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$460	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.500%	05/01/28	$297,657
400	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.625	05/01/42	231,516
2,200	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,943,282
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,491,745
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,088,687
750	South Carolina Jobs Econ Dev Auth Rev Woodlands At Furman Proj, Ser A	6.000	11/15/42	436,635
385	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	367,005

				29,168,522

	South Dakota 0.6%
1,375	Deadwood, SD Ctf Partn (ACA Insd)	6.375	11/01/20	1,423,221
1,000	South Dakota St Hlth & Ed Fac Auth Rev Children’s Care Hosp Rfdg (Prerefunded @ 11/01/09)	6.125	11/01/29	1,051,940

				2,475,161

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee 5.1%
$2,130	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000%	10/01/25	$1,453,618
2,595	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	1,592,110
1,270	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	1,484,198
12,525	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev Cap Apprec First Mtg Rfdg, Ser A (MBIA Insd)	*	07/01/26	4,626,359
4,800	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (MBIA-IBC Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	5,504,448
5,625	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	3,835,294
3,100	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	2,992,926

				21,488,953

	Texas 25.8%
1,750	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,315,370
2,000	Brazos Cnty, TX Hlth Fac Dev Oblig Grp	5.375	01/01/32	1,569,820
330	Brownsville, TX Util Sys Rev (e)	7.375	01/01/10	347,302
890	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	874,327

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$8,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500%	11/01/31	$7,124,960
775	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	5.750	11/01/18	779,704
1,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	6.000	11/01/23	1,501,170
5,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	5,503,271
1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	1,126,450
925	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	971,638
5,000	Harris Cnty, TX Hlth Fac Dev Corp Rev ARS Christus Hlth, Ser A-3 (FSA Insd) (b)(c)	3.370	07/01/31	5,000,000
5,000	Harris Cnty, TX Hlth Fac Dev Corp Rev ARS Christus Hlth, Srt S-4 (FSA Insd) (b)(c)	2.800	07/01/31	5,000,000
4,000	Harris Cnty, TX Hlth Fac Dev Corp Rev ARS Christus Hlth, Ser A-5 (FSA Insd) (b)(c)	3.070	07/01/36	4,000,000
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.625	07/01/30	2,692,200
9,425	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (FSA Insd) (a)	5.000	11/15/36	9,162,561

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,000	Houston, TX Util Sys Rev Comb First Lien, Ser A (FSA Insd)	5.250%	05/15/20	$5,350,950
3,700	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,580,990
5,000	Matagorda Cnty, TX Navig Dist No. 1 Rev Houston Lt Rfdg (AMBAC Insd) (AMT)	5.125	11/01/28	3,787,950
1,350	MC Lennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,411,965
2,000	Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr, Ser A (Prerefunded @ 2/15/10)	7.625	02/15/28	2,161,460
1,410	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr	5.625	02/15/35	890,288
3,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,694,370
1,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (c)	6.000	08/01/20	919,070
3,325	North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor Hlthcare Sys Proj, Ser A	5.125	05/15/29	3,005,767
1,750	North TX Twy Auth Rev Rfdg Sys First Tier Put, Ser L-2 (c)	6.000	01/01/38	1,792,752
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	960,050
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,012,330
1,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,255,925

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,200	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750%	01/01/33	$2,892,608
3,960	Stafford, TX Econ Dev Corp (FGIC Insd)	5.500	09/01/30	3,749,368
1,990	Stafford, TX Econ Dev Corp (FGIC Insd)	6.000	09/01/19	2,310,271
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	661,840
2,800	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,628,816
8,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svcs Inc Proj	5.250	11/15/37	6,386,475
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Hom Proj	5.750	02/15/25	342,770
3,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,795,660
6,450	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	6,577,968
3,510	Texas St Wtr Fin Assistance	5.500	08/01/35	3,517,231
3,100	Tyler, TX Hlth Fac Dev Corp Hosp Rev Rfdg & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,060,353

				109,716,000

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah 1.0%
$4,950	Intermountain Pwr Agy UT Pwr Supply Rev Rfdg, Ser A (FGIC Insd) (e)	*	07/01/17	$3,795,561
875	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800%	06/15/38	590,782

				4,386,343

	Virginia 1.2%
550	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	311,806
1,465	Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)	5.000	07/15/17	1,607,339
1,520	Tobacco Settlement Fin Corp VA	5.500	06/01/26	1,726,644
2,000	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,646,840

				5,292,629

	Washington 1.3%
1,500	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,113,030
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)	5.250	09/01/33	2,864,430
1,720	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 05/07/08, Cost $1,720,000) (d)(i)	6.000	01/01/27	1,367,039

				5,344,499

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia 0.9%
$2,500	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500%	10/15/37	$1,891,225
1,100	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	914,111
1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,201,110

				4,006,446

	Wisconsin 3.1%
3,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	3,059,638
3,600	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	3,417,912
4,285	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd) (a)	5.000	08/01/34	3,704,083
2,675	Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc Proj (Prerefunded @ 11/15/09)	6.250	11/15/28	2,821,323

				13,002,956

	Wyoming 0.5%
2,790	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,914,749

	Puerto Rico 5.6%
21,000	Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev, Ser Y (FSA Insd)	6.250	07/01/21	23,922,570

	Total Long-Term Investments 206.7%
	(Cost $989,476,540)			877,548,934

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Description	Value

Short-Term Investments 6.7%
Municipal Bonds 6.7%
California Ed Fac Auth Rev Chapman Univ, Ser A ($700,000 par, coupon 0.300%, 10/01/36 maturity) (LOC: Bank of America) (c) (k)	$700,000
Clarksville, TN Pub Bldg Auth Rev Met Govt Nashville & Davidson ($16,900,000 par, coupon 0.400%, 07/01/26 maturity) (LOC: Bank of America) (c) (k)	16,900,000
Norfolk, VA Redev & Hsg Auth Rev Rfdg Old Dominion Univ Proj ($1,000,000 par, coupon 0.400%, 08/01/33 maturity) (LOC: Bank of America) (c) (k)	1,000,000
Virginia Small Business Fin Auth Hosp Rev Carilion Clinic Oblig, Ser B ($10,000,000 par, coupon 0.400%, 07/01/42 maturity) (SPA: Bank of America) (c) (k)	10,000,000

Total Short-Term Investments 6.7%
(Cost $28,600,000)	28,600,000

Total Investments 213.4%
(Cost $1,018,076,540)	906,148,934

Liability for Floating Rate Note Obligations Related to Securities Held (33.1%)
(Cost ($140,630,000))

(140,630) Notes with interest rates ranging from 0.41% to 2.28% at January 31, 2009 and contractual maturities of collateral ranging from 2023 to 2041(j)	(140,630,000)

Total Net Investment 180.3%
(Cost $877,446,540)	765,518,934

Liabilities in Excess of Other Assets (1.1%)	(4,761,873)

Preferred Shares (including accrued distributions) (79.2%)	(336,074,969)

Net Assets Applicable to Common Shares 100.0%	$424,682,092

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued
(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(c)	Variable Rate Coupon

(d)	Security has been deemed illiquid.

(e)	Escrowed to Maturity

(f)	Security purchased on a when-issued, delayed delivery, or forward commitment basis.

(g)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(h)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i)	Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets applicable to common shares.

(j)	Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2009.

(k)	Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified dates. The interest rate shown represents the current interest rate earned by the Trust on the most recent reset date.
ACA — American Capital Access
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
Connie Lee — Connie Lee Insurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corp.
MBIA-IBC — MBIA Insured Bond Certificates
Radian — Radian Asset Assurance
SPA — Standby Purchase Agreement
Syncora Gtd — Syncora Guarantee Inc.
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued
from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Trust’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$-0-

Level 2 — Other Significant Observable Inputs	906,148,934

Level 3 — Significant Unobservable Inputs	-0-

Total	$906,148,934

Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Advantage Municipal Income Trust II

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 19, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	March 19, 2009